Capital Stock (Tables)	9 Months Ended
Sep. 30, 2023
Capital Stock
Schedule Of Capital Stock
	Number of Proportionate Voting Shares	Number of common shares	Share Capital
	#	#	$

Balance, December 31, 2021	-	5,047,708	36,218,116
Conversion from Common to Proportionate Voting Shares	3,098	(309,825)	-
Private placements	-	1,236,311	6,162,534
Share issuance costs	-	-	(42,822)
Restricted share units exercised	-	68,250	1,059,342
Balance, September 30, 2022	3,098	6,042,444	43,397,170
	Number of Proportionate Voting Shares	Number of common shares	Share Capital
	#	#	$

Balance, December 31, 2022	3,098	6,042,445	43,375,158
Conversion from Proportionate Voting Shares to Common	(3,098)	309,825	-
Impact of rounding down after exchange for GSQ Esports	-	(70)	-
Contingent consideration on acquisition of Cut+Sew	-	29,359	131,184
Acquisition of Engine	-	6,380,083	39,684,000
Shares issued for legal settlements	-	29,929	183,187
Restricted share units exercised	-	125,148	675,573
Shares issued for debt	-	9,109	66,154
Balance, September 30, 2023	-	12,925,828	84,115,256